Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2023
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023
WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGRW
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The following information supplements and should be read in conjunction with the Prospectus.

Effective immediately, the WisdomTree U.S. Quality Dividend Growth Index (the “Index”) has changed its cap on the maximum weight of any individual security in the Index, as of the Index’s annual screening date, from 7% to 8%. In addition, the Index has changed its cap on the maximum weight of Index components exposed to the information technology sector, as of the Index’s annual screening date, from 25% to 30%.

Accordingly, effective immediately, the first two sentences of the fourth paragraph under the “Principal Investment Strategies of the Fund” section set forth in the Fund’s corresponding “Fund Summary” are deleted and replaced with the following:

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of components exposed to a single sector (except for the information technology and real estate sectors) at 20%. The weight of components exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively.

The changes described above will not affect the management fee or total expense ratio of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE